Key Management Personnel (Tables)	6 Months Ended
Dec. 31, 2024
Key Management Personnel [Abstract]
Schedule of Key Management Personnel of the Consolidated Entity

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	December 2024	December 2023
	$	$
Short-term employee benefits	199,095	321,333
Post-employment benefits	22,896	35,346
	221,991	356,679